Fair Value - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Amount of assets and liabilities transferred to Level III	€ 263,000,000	€ 151,000,000
Transferred of financial instruments from Level III to other levels of the fair value hierarchy	517,000,000	382,000,000
Available-for-sale (AFS)	€ 89,404,000,000	€ 84,675,000,000
Weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts	0.00%	0.30%
Discount rates converge linearly	10 years
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30 years
United States [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	4.25%
The Netherlands [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	3.65%
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets designated at fair value through profit or loss	€ 0
Credit spread [member] | Weighted average [member] | Corporate bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate	0.00%	3.40%
Tax credit investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount rate used in valuation of tax credit investments	0.00%	6.80%
Net asset value [member] | Recurring fair value measurement [member] | Federal Home Loan Bank shares [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Available-for-sale (AFS)	€ 91,000,000	€ 176,000,000